Quantitative and qualitative disclosure about market risk - Provision for loan losses and interest receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of the provision for loan losses and interest receivable
Balance as of January 1	$ 2,072	$ 3,558
Provision for loan losses during the period	50	970	$ 1,390
Write offs		(513)
Recoveries of amounts previously charged off	(336)	(975)
Balance as of December 31	2,023	2,072	$ 3,558
Personal Loans
Movement of the provision for loan losses and interest receivable
Provision for loan losses during the period	51	1
Corporate Loans
Movement of the provision for loan losses and interest receivable
Provision for loan losses during the period	$ 236	$ 1